DEBT FACILITIES (Tables)	12 Months Ended
Mar. 31, 2019
Debt and Financing Obligations [Abstract]
Disclosure of detailed information about borrowings
Long-term debt, net of transaction costs is as follows:

(amounts in millions)	2019	2018
Total recourse debt	$2,275.3	$1,174.9
Total non-recourse debt (1)	53.0	86.0
Total long-term debt	$2,328.3	$1,260.9
Less: current portion of long-term debt	201.3	35.2
Less: current portion of finance leases	62.8	17.0
	$2,064.2	$1,208.7
(1) Non-recourse debt is a debt in a subsidiary for which recourse is limited to the assets and undertaking of such subsidiary and not CAE Inc.

Details of the recourse debt are as follows:

	2019	2018
Unsecured senior notes of US$450.0 (2018 – nil), maturing between March 2029 and March 2034, interest rates ranging from 4.47% and 4.72% (i)	$598.2	$—
Unsecured senior notes of $125.0 (2018 - $125.0) and US$225.0 (2018 – US$225.0) maturing between December 2019 and December 2027, floating interest rates based on bankers’ acceptances rate plus a spread on $50.0 million and interest rates ranging from 3.59% and 4.15% for remaining $75.0 and US$225.0	424.6	415.0
Unsecured senior notes of US$200.0 (2018 – US$150.0) maturing between August 2026 and March 2033 (2018 – August 2021 and August 2026), average blended rate of 4.44% (ii)	265.3	193.4
Unsecured senior notes of US$60.0 (2018 – US$60.0) maturing in June 2019, interest rate of 7.66%	80.1	75.7
Obligations under finance lease, with various maturities from September 2019 to October 2036, interest rates from 3.54% to 10.68%	259.3	145.4
R&D obligation from a government agency maturing in July 2029 (iii)	174.2	167.7
R&D obligation from a government agency maturing in July 2035 (iv)	153.7	132.6
R&D obligation from a government agency maturing in April 2039 (v)	14.6	—
R&D obligation from a government agency maturing in September 2028 (vi)	6.0	—
Term loan of US$150.0 (2018 – nil), maturing between March 2021 and March 2024, floating interest of LIBOR plus a spread	199.0	—
Term loan maturing in April 2028, floating interest rate of CDOR plus a spread	51.9	—
Other debts	48.4	45.1
Total recourse debt, net amount	$2,275.3	$1,174.9

(i)
In December 2018, the Company entered into an agreement to issue a series of unsecured senior notes of US$550.0 million. As at March 31, 2019, the Company has issued notes for US$450.0 million and will issue an additional US$100.0 million in fiscal 2020 for the refinancing of existing debt in December 2019;

(ii)
On March 27, 2019, the Company entered into an agreement to refinance a portion of its unsecured senior notes due August 2021. The unsecured senior notes of US$100.0 million were increased to a total amount of US$150.0 million, and their maturity date extended from August 2021 to March 2033;

(iii)
Represents an interest-bearing long-term obligation with the Government of Canada relative to Project Falcon, an R&D program that ended in fiscal 2014, for a maximum amount of $250.0 million. The discounted value of the debt recognized amounted to $174.2 million as at March 31, 2019 (2018 – $167.7 million);

(iv)
Represents an interest-bearing long-term obligation with the Government of Canada relative to Project Innovate, an R&D program announced in fiscal 2014 and extending over five and a half years, for a maximum amount of $250.0 million. The aggregate amount recognized in fiscal 2019 was $250.0 million (2018 – $226.5 million). The discounted value of the debt recognized amounted to $153.7 million as at March 31, 2019 (2018 – $132.6 million);

(v)
Represents an interest-free long-term obligation with the Government of Canada relative to R&D programs announced in fiscal 2019 and extending over five years, for a maximum amount of $150.0 million. The aggregate amount recognized in fiscal 2019 was $36.9 million (2018 – nil). The discounted value of the debt recognized amounted to $14.6 million (2018 – nil);

(vi)
Represents an interest-free long-term obligation with the Government of Quebec relative to R&D programs announced in fiscal 2019 and extending over five years, for a maximum amount of $47.5 million. The aggregate amount recognized in fiscal 2019 was $10.9 million (2018 – nil). The discounted value of the debt recognized amounted to $6.0 million (2018 – nil).

Disclosure of reconciliation of liabilities arising from financing activities
Information on the change in liabilities for which cash flows have been classified as financing activities in the statement of cash flows is presented below.

	Revolving
	Unsecured Credit	Long-term	Finance
	Facilities	debt	Leases	Total
Balance at beginning of year	$—	$1,115.5	$145.4	$1,260.9
Changes from financing cash flows
Proceeds, net of transaction costs	749.0	955.3	—	1,704.3
Repayments	(749.0)	(72.7)	(22.0)	(843.7)
Total changes from financing cash flows	$—	$882.6	$(22.0)	$860.6
Additions through acquisition of subsidiaries (Note 3)	—	15.2	137.6	152.8
Non-cash changes:
Effect of foreign currency exchange differences	—	24.3	5.0	29.3
Interests	—	13.8	0.8	14.6
Others	—	17.6	(7.5)	10.1
Total non-cash changes	$—	$55.7	$(1.7)	$54.0
Balance at end of year	$—	$2,069.0	$259.3	$2,328.3

Disclosure of maturity analysis for non-derivate financial liabilities
Details of the non-recourse debt are as follows:

	2019	2018
Term loan of US$39.9 (2018 – US$43.5) maturing in March 2028, interest rate of LIBOR plus 2.50% (i)	$53.0	$55.8
Term loans repaid during fiscal 2019 (2018 – US$22.3), floating interest rate of LIBOR plus a fixed spread	—	28.9
Term loan matured in April 2018 (2018 – £0.7), interest rate of 13.50%	—	1.3
Total non-recourse debt, net amount	$53.0	$86.0

(i)     Represents collateralized non-recourse financing for a term loan to finance a training centre in Brunei. The subsidiary may also avail an additional amount of up to US $12.0 million in the form of letters of credit.

Payments required to meet the retirement provisions of the long-term debt are as follows:

	2019	2018
No later than 1 year	$202.0	$35.6
Later than 1 year and no later than 5 years	414.0	450.2
Later than 5 years	1,460.1	631.7
Total payments required	$2,076.1	$1,117.5
Less: transaction costs	(7.1)	(2.0)
	$2,069.0	$1,115.5
The present value of the obligations under finance lease are as follows:

	2019	2018
Gross future minimum lease payments	$308.0	$201.8
Less: future finance charges on finance leases	48.7	47.2
Less: discounted guaranteed residual values of leased assets	—	9.2
Present value of future minimum lease payments	$259.3	$145.4

The future minimum lease payments of the obligations under finance lease are as follows:

		2019		2018
	Gross future	Present value of	Gross future	Present value of
	minimum lease	future minimum	minimum lease	future minimum
	payments	lease payments	payments	lease payments
No later than 1 year	$73.5	$62.8	$25.8	$17.0
Later than 1 year and no later than 5 years	181.6	161.2	105.8	81.0
Later than 5 years	52.9	35.3	70.2	47.4
	$308.0	$259.3	$201.8	$145.4